Shareholder Report, Line Graph (Details) - USD ($)				8 Months Ended	9 Months Ended	12 Months Ended	14 Months Ended	20 Months Ended	21 Months Ended	26 Months Ended	32 Months Ended	33 Months Ended	38 Months Ended	44 Months Ended	45 Months Ended	50 Months Ended	56 Months Ended	57 Months Ended	62 Months Ended	68 Months Ended	69 Months Ended	81 Months Ended
	Oct. 30, 2020	May 01, 2020	Mar. 22, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
American Funds Multi-Sector Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class A (with sales charge)
Accumulated Value			$ 9,625		$ 10,372				$ 11,520			$ 11,795			$ 10,373			$ 11,470			$ 12,226	$ 13,177
American Funds Multi-Sector Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class C (with sales charge)
Accumulated Value		$ 10,000		$ 11,478				$ 11,669			$ 10,191			$ 11,191			$ 11,845			$ 12,678
American Funds Multi-Sector Income Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class T (with sales charge)
Accumulated Value		9,750		11,256				11,553			10,191			11,309			12,094			13,075
American Funds Multi-Sector Income Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class F-1
Accumulated Value		10,000		11,526				11,800			10,377			11,476			12,234			13,186
American Funds Multi-Sector Income Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class F-2
Accumulated Value			10,000		10,775				11,988			12,307			10,853			12,036			12,864	13,901
American Funds Multi-Sector Income Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class F-3
Accumulated Value			10,000		10,772				11,991			12,318			10,874			12,071			12,915	13,972
American Funds Multi-Sector Income Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class 529-A (with sales charge)
Accumulated Value		9,650		11,119				11,390			10,019			11,081			11,810			12,731
American Funds Multi-Sector Income Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class 529-C (with sales charge)
Accumulated Value		10,000		11,497				11,687			10,206			11,205			11,856			12,749
American Funds Multi-Sector Income Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class 529-E
Accumulated Value		10,000		11,538				11,798			10,361			11,441			12,172			13,092
American Funds Multi-Sector Income Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class 529-T (with sales charge)
Accumulated Value		9,750		11,252				11,541			10,176			11,288			12,065			13,036
American Funds Multi-Sector Income Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class 529-F-1
Accumulated Value		10,000		11,544				11,840			10,433			11,561			12,348			13,333
American Funds Multi-Sector Income Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class 529-F-2
Accumulated Value	$ 10,000						$ 10,768			$ 9,497			$ 10,534			$ 11,261			$ 12,172
American Funds Multi-Sector Income Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class 529-F-3
Accumulated Value	10,000						10,777			9,506			10,544			11,273			12,186
American Funds Multi-Sector Income Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class R-1
Accumulated Value		10,000		11,512				11,738			10,290			11,330			12,009			12,858
American Funds Multi-Sector Income Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class R-2
Accumulated Value		10,000		11,515				11,730			10,258			11,275			11,954			12,811
American Funds Multi-Sector Income Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class R-2E
Accumulated Value		10,000		11,544				11,854			10,457			11,601			12,361			13,285
American Funds Multi-Sector Income Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class R-3
Accumulated Value		10,000		11,524				11,771			10,324			11,388			12,112			13,026
American Funds Multi-Sector Income Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class R-4
Accumulated Value		10,000		11,538				11,820			10,400			11,505			12,270			13,234
American Funds Multi-Sector Income Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class R-5E
Accumulated Value		10,000		11,545				11,845			10,438			11,568			12,359			13,353
American Funds Multi-Sector Income Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class R-5
Accumulated Value		10,000		11,550				11,861			10,465			11,615			12,423			13,433
American Funds Multi-Sector Income Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund — Class R-6
Accumulated Value			10,000		10,772				11,991			12,320			10,875			12,073			12,917	13,973
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,252	10,596		9,956	10,094	11,391	8,661	8,781	11,215	9,140	9,267	9,756	9,254	9,382	10,296	9,930	10,067	10,424	11,185
American Funds Multi-Sector Income Fund Custom Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						American Funds Multi-Sector Income Fund Custom Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 11,465	$ 10,771		$ 10,696	$ 11,694	$ 11,576	$ 9,247	$ 10,110	$ 11,808	$ 10,229	$ 11,184	$ 10,208	$ 10,883	$ 11,900	$ 11,293	$ 11,876	$ 12,985	$ 12,015	$ 13,111